Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of fair value assumptions

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted average assumptions in the following table:

Six Months Ended September 30, 2019
Risk-free interest rate	1.78 – 2.25%
Expected term, in years	5.75 – 6.11
Expected volatility	74.69 – 75.73%
Expected dividend yield	—%

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the assumptions in the following table:

YEAR ENDED MARCH 31, 2019
Risk-free interest rate	2.38% – 2.97%
Expected term, in years	6.04 – 6.07
Expected volatility	74.79% – 75.11%
Expected dividend yield	—%

Summary of stock-based compensation expense

For the six months ended September 30, 2019, share-based compensation expense under the 2018 Plan was as follows:

	Six Months Ended September 30,
	2018	2019
Research and development expenses	$1,193	$2,369,491
General and administrative expenses	131	1,286,617

Total share-based compensation	$1,324	$3,656,108

For the year ended March 31, 2019, share-based compensation expense under the 2018 Plan was as follows:

YEAR ENDED MARCH 31, 2019
Research and development expenses	$28,510
General and administrative expenses	2,294

Total share-based compensation	$30,804

Summary of stock option activity

A summary of the Company’s stock option activity under the 2018 Plan is as follows:

	Options Outstanding
	Number of options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)
Balance – March 31, 2019	387,000	$2.01	9.64
Granted	6,970,284	$3.84
Forfeited/Cancelled	(956,130)	$3.63
Balance – September 30, 2019	6,401,154	$3.76	9.71

Exercisable – September 30, 2019	275,935	$3.38	9.56